                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08480

                     Van Kampen Real Estate Securities Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/06

Item 1. Reports to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Real Estate Securities Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the FTSE NAREIT Equity REIT Index from 12/31/96 through 12/31/06. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                             VAN KAMPEN REAL ESTATE SECURITIES
                                                                           FUND                   FTSE NAREIT EQUITY REIT INDEX
                                                             ---------------------------------    -----------------------------
12/96                                                                       9524                              10000
                                                                            9539                              10072
                                                                           10113                              10573
                                                                           11295                              11822
12/97                                                                      11491                              12029
                                                                           11361                              11973
                                                                           10925                              11424
                                                                            9901                              10222
12/98                                                                      10113                               9924
                                                                            9692                               9445
                                                                           10938                              10398
                                                                            9955                               9562
12/99                                                                       9795                               9465
                                                                            9999                               9692
                                                                           11179                              10713
                                                                           12232                              11532
12/00                                                                      12590                              11961
                                                                           12427                              12008
                                                                           13495                              13329
                                                                           13038                              12981
12/01                                                                      13668                              13627
                                                                           14726                              14752
                                                                           15086                              15491
                                                                           13500                              14090
12/02                                                                      13518                              14148
                                                                           13618                              14243
                                                                           15423                              16111
                                                                           17089                              17644
12/03                                                                      18460                              19402
                                                                           20548                              21733
                                                                           19760                              20470
                                                                           21561                              22155
12/04                                                                      25230                              25528
                                                                           23803                              23728
                                                                           27223                              27156
                                                                           28220                              28197
12/05                                                                      29419                              28633
                                                                           33569                              32854
                                                                           33745                              32331
                                                                           36601                              35328
12/06                                                                      40434                              38672

                            A SHARES             B SHARES             C SHARES          I SHARES
                          since 6/9/94         since 6/9/94         since 6/9/94      since 7/21/05
---------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   4.75%                4.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception         16.35%     15.90%    15.79%     15.79%    15.68%     15.68%          28.48%

10-year                 15.56      14.99     14.86      14.86     14.72      14.72              --

5-year                  24.22      23.02     23.29      23.16     23.35      23.35              --

1-year                  37.44      30.93     36.43      32.43     36.39      35.39           37.83
---------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares eight years after purchase. The since inception returns for Class C shares reflect their conversion into Class A shares 10 years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The FTSE NAREIT Equity REIT Index (formerly NAREIT Equity Index) measures the performance of real estate securities, which will fluctuate with changes in the values of their underlying properties. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2006

MARKET CONDITIONS

The period under review was highly positive both for the direct real estate market as well as the public real estate securities market. The very strong performance of the public securities market over the period may be attributed to the following factors: evidence of continued improvements in underlying real estate values in the direct real estate market; the stronger outlook for the recovery of property fundamentals, which has been supported by favorable earnings results by the public companies; continued take-private activity and speculation; and strong investment flows from both institutional and individual investors.

Among the major U.S. real estate sectors, apartment and office stocks outperformed while retail stocks lagged. The favorable performance of apartment stocks was due to strong reported earnings and their favorable forward outlook. The sector also benefited from upgraded views on underlying asset values due to transactional evidence, including takeover activity in the sector. The office sector posted strong returns due to continued evidence of strength in private market values, as observed in individual transactions as well as significant continued takeover activity. Fundamentals continued to remain strong in the retail sector, however, retail REITs appeared to be hurt by investor concerns over the potential negative impact of higher interest rates, higher energy costs, and a weaker housing market. The performance of mall REITs, in particular, was negatively impacted by company-specific issues at two of the larger mall owners. Among the smaller sectors, the storage sector outperformed, while the hotel sector underperformed.

PERFORMANCE ANALYSIS

The fund returned 37.44 percent for the 12 months ended December 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the FTSE NAREIT Equity REIT Index, returned 35.06 percent for the period.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2006

---------------------------------------------------------------
                                                 FTSE
                                                NAREIT
                                              EQUITY REIT
      CLASS A   CLASS B   CLASS C   CLASS I      INDEX

      37.44%    36.43%    36.39%    37.83%      35.06%
---------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Both stock selection and sector allocation contributed to the fund's outperformance this year. Stock selection was favorable in every sector, with the exception of apartments. The most significant contributions were generated in the mall, hotel, storage, and shopping center sectors. From a sector allocation perspective, the largest contributors were from the overweight to the office and apartment sectors, while the overweight to hotels detracted from performance.

We seek stocks that provide what we consider to be the best valuations relative to their underlying real estate values. Our company specific research leads us to specific preferences for sub-segments within each property sector. Current top-down preferences include an overweighting of companies that are focused in the ownership of upscale urban hotels, coastal apartments, high quality retail assets and Class A office properties in central business district and select suburban locations, and underweighting to companies concentrated in the ownership of strip shopping centers and industrial properties.

Due to the abundant interest in direct real estate investment, we do not expect near-term declines in private real estate valuations. We believe that over the medium- and long-term, the best indicator for REIT valuations will be private real estate values. Privatization transactions in the fourth quarter illustrated that REITs are trading at comparable values to private real estate and that the demand for real estate remains strong.

We believe strongly in the merits of including REITs in a diversified long-term portfolio. REITs have historically provided compelling diversification opportunities, in that their performance has not been highly correlated to stocks or bonds.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP 10 HOLDINGS AS OF 12/31/06
Simon Property Group, Inc.                                        8.3%
Equity Residential Properties Trust                               5.2
Host Marriott Corp.                                               4.9
Boston Properties, Inc.                                           4.8
Brookfield Properties Corp.                                       4.6
Public Storage, Inc.                                              4.5
Starwood Hotels & Resorts Worldwide, Inc.                         4.4
Equity Office Properties Trust                                    4.3
Avalonbay Communities, Inc.                                       3.8
Hilton Hotels Corp.                                               3.7

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/06
Office                                                           22.0%
Residential Apartments                                           17.9
Lodging/Resorts                                                  17.1
Retail Regional Malls                                            14.9
Retail Strip Centers                                              5.9
Self Storage                                                      4.5
Healthcare                                                        4.3
Diversified                                                       4.0
Industrial                                                        3.3
Other                                                             2.1
Residential Manufactured Homes                                    1.1
                                                                -----
Total Long-Term Investments                                      97.1
Total Repurchase Agreements                                       2.1
                                                                -----
Total Investments                                                99.2
Foreign Currency                                                  0.1
Other Assets in Excess of Liabilities                             0.7
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/06 - 12/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  7/1/06          12/31/06       7/1/06-12/31/06
Class A
  Actual.....................................    $1,000.00        $1,198.23          $ 7.04
  Hypothetical...............................     1,000.00         1,018.81            6.46
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,193.31           11.22
  Hypothetical...............................     1,000.00         1,015.01           10.31
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,193.29           11.22
  Hypothetical...............................     1,000.00         1,015.01           10.31
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,199.77            5.77
  Hypothetical...............................     1,000.00         1,020.01            5.30
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.27%, 2.03%, 2.03% and 1.04% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN REAL ESTATE SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS  97.1%
DIVERSIFIED  4.0%
Centracore Properties Trust.................................    169,992    $    5,495,841
Forest City Enterprises, Inc. ..............................    195,010        11,388,584
Spirit Financial Corp. .....................................     48,850           609,159
Vornado Realty Trust........................................    237,585        28,866,578
                                                                           --------------
                                                                               46,360,162
                                                                           --------------
HEALTHCARE  4.3%
Cogdell Spencer, Inc. ......................................    100,080         2,151,720
Health Care Property Investors, Inc. .......................    288,889        10,636,893
Health Care REIT, Inc. .....................................     18,963           815,771
Senior Housing Property Trust...............................    661,135        16,184,585
Sunrise Senior Living Real Estate Investment Trust (CAD)
  (Canada)..................................................  1,064,050         9,726,684
Tenet Healthcare Corp. (a)..................................  1,078,610         7,517,912
Universal Health Realty Income Trust........................     74,060         2,886,859
                                                                           --------------
                                                                               49,920,424
                                                                           --------------
INDUSTRIAL  3.3%
AMB Property Corp. .........................................    360,440        21,125,388
Cabot Industrial Value Fund, II, L.P. (Acquired 11/10/05 to
  12/01/06, Cost $855,500) (a) (b) (c) (d)..................      1,711           855,500
Keystone Industrial Fund, L.P. (Acquired 10/24/05 to
  10/11/06, Cost $764,198) (a) (b) (c) (d)..................    764,198           764,198
ProLogis Trust..............................................    252,946        15,371,529
                                                                           --------------
                                                                               38,116,615
                                                                           --------------
LODGING/RESORTS  17.1%
Gaylord Entertainment Co. (a)...............................    102,627         5,226,793
Hersha Hospitality Trust, Class A...........................    356,055         4,037,664
Hilton Hotels Corp. ........................................  1,233,367        43,044,508
Host Marriott Corp. ........................................  2,316,252        56,863,987
Legacy Hotels Real Estate Investment Trust (CAD) (Canada)...    934,168         7,594,145
Morgans Hotel Group Co. (a).................................    462,380         7,828,094
Starwood Hotels & Resorts Worldwide, Inc. ..................    817,366        51,085,375
Strategic Hotels & Resorts, Inc. ...........................  1,041,375        22,691,561
                                                                           --------------
                                                                              198,372,127
                                                                           --------------
OFFICE  22.0%
Beacon Capital Partners, Inc. (a) (c) (d)...................    177,900           536,306
Boston Properties, Inc. ....................................    499,373        55,869,851
Brandywine Realty Trust.....................................    806,944        26,830,888
Broadreach Capital Partners Realty, L.P. I (Acquired
  05/29/03 to 11/02/06, Cost $2,006,371) (b) (c) (d)........  2,712,866         2,006,371
Broadreach Capital Partners Realty II, L.P. (Acquired
  10/02/06, Cost $589,296) (a) (b) (c) (d)..................    589,296           589,296
Brookfield Properties Corp. (Canada)........................  1,363,207        53,614,931
Equity Office Properties Trust..............................  1,026,153        49,429,790
Highwoods Properties, Inc. .................................    211,576         8,623,838
Kilroy Realty Corp. ........................................     36,460         2,843,880

See Notes to Financial Statements                                              9

VAN KAMPEN REAL ESTATE SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
OFFICE (CONTINUED)
Liberty Property Trust......................................    382,588    $   18,800,374
Mack-Cali Realty Corp. .....................................    449,158        22,907,058
Parkway Properties, Inc. ...................................     39,606         2,020,302
Reckson Associates Realty Corp. ............................     70,660         3,222,096
Republic Property Trust.....................................    193,360         2,231,375
SL Green Realty Corp. ......................................     41,500         5,510,370
                                                                           --------------
                                                                              255,036,726
                                                                           --------------
OTHER  2.1%
Brookfield Homes Corp. .....................................    300,158        11,270,933
Plum Creek Timber Co., Inc. ................................    322,337        12,845,129
                                                                           --------------
                                                                               24,116,062
                                                                           --------------
RESIDENTIAL APARTMENTS  17.9%
American Campus Communities, Inc. ..........................    123,650         3,520,316
Apartment Investment & Management Co., Class A..............      2,310           129,406
Archstone-Smith Trust.......................................    579,792        33,749,692
Atlantic Gulf Communities Corp. (a) (c) (d).................    131,004                 0
Atlantic Gulf Communities Corp.--Convertible Preferred Ser B
  (a) (c) (d)...............................................     30,570                 0
Atlantic Gulf Communities Corp.--Preferred Ser B (a) (c) (d)
  (e).......................................................     43,609                 0
Avalonbay Communities, Inc. ................................    343,066        44,615,733
BRE Properties, Inc. .......................................    250,159        16,265,338
Equity Residential Properties Trust.........................  1,193,407        60,565,405
Essex Property Trust, Inc. .................................    189,506        24,493,651
Post Properties, Inc. ......................................    533,554        24,383,418
United Dominion Realty Trust, Inc. .........................      9,640           306,456
                                                                           --------------
                                                                              208,029,415
                                                                           --------------
RESIDENTIAL MANUFACTURED HOMES  1.1%
Equity Lifestyle Properties, Inc. ..........................    235,636        12,825,667
                                                                           --------------

RETAIL REGIONAL MALLS  14.9%
General Growth Properties, Inc. ............................    583,233        30,462,260
Macerich Co. ...............................................    350,701        30,360,185
Simon Property Group, Inc. .................................    951,006        96,327,398
Simon Property Group, Inc.--Convertible Preferred...........      7,215           587,301
Taubman Centers, Inc. ......................................    290,528        14,776,254
                                                                           --------------
                                                                              172,513,398
                                                                           --------------
RETAIL STRIP CENTERS  5.9%
Acadia Realty Trust.........................................    137,460         3,439,249
Cedar Shopping Centers, Inc. ...............................    129,350         2,057,958
Federal Realty Investment Trust.............................    328,028        27,882,380
Ramco-Gershenson Properties Trust...........................     20,300           774,242
Regency Centers Corp. ......................................    437,715        34,216,182
                                                                           --------------
                                                                               68,370,011
                                                                           --------------

 10                                            See Notes to Financial Statements

VAN KAMPEN REAL ESTATE SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
SELF STORAGE  4.5%
Public Storage, Inc. .......................................    536,041    $   52,263,998
                                                                           --------------
TOTAL LONG-TERM INVESTMENTS  97.1%
(Cost $679,612,448).....................................................    1,125,924,605
                                                                           --------------

REPURCHASE AGREEMENTS  2.1%
Citigroup Global Markets, Inc. ($4,940,777 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.23%, dated 12/29/06, to be sold on 01/02/07 at $4,943,648)..........        4,940,777
State Street Bank & Trust Co. ($19,241,223 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.08%, dated 12/29/06, to be sold on 01/02/07 at $19,252,084).........       19,241,223
                                                                           --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $24,182,000)....................................................       24,182,000
                                                                           --------------

TOTAL INVESTMENTS  99.2%
  (Cost $703,794,448)...................................................    1,150,106,605
FOREIGN CURRENCY  0.1%
  (Cost $647,866).......................................................          633,123
OTHER ASSETS IN EXCESS OF LIABILITIES  0.7%.............................        8,455,031
                                                                           --------------

NET ASSETS  100.0%......................................................   $1,159,194,759
                                                                           ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.4% of net assets.

(c) Security has been deemed illiquid.

(d) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(e) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CAD--Canadian Dollar

See Notes to Financial Statements                                             11

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2006

ASSETS:
Total Investments (Cost $703,794,448).......................    $1,150,106,605
Foreign Currency (Cost $647,866)............................           633,123
Cash........................................................           203,691
Receivables:
  Dividends.................................................         6,379,742
  Fund Shares Sold..........................................         5,057,482
  Investments Sold..........................................         2,571,233
  Interest..................................................            10,299
Other.......................................................           122,306
                                                                --------------
    Total Assets............................................     1,165,084,481
                                                                --------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................         2,256,073
  Investments Purchased.....................................         1,852,084
  Investment Advisory Fee...................................           743,554
  Distributor and Affiliates................................           710,261
Trustees' Deferred Compensation and Retirement Plans........           176,292
Accrued Expenses............................................           151,458
                                                                --------------
    Total Liabilities.......................................         5,889,722
                                                                --------------
NET ASSETS..................................................    $1,159,194,759
                                                                ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................    $  699,152,945
Net Unrealized Appreciation.................................       446,297,169
Accumulated Net Realized Gain...............................        13,897,058
Accumulated Undistributed Net Investment Income.............          (152,413)
                                                                --------------
NET ASSETS..................................................    $1,159,194,759
                                                                ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $872,042,206 and 27,906,883 shares of
    beneficial interest issued and outstanding).............    $        31.25
    Maximum sales charge (4.75%* of offering price).........              1.56
                                                                --------------
    Maximum offering price to public........................    $        32.81
                                                                ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $163,262,782 and 5,226,413 shares of
    beneficial interest issued and outstanding).............    $        31.24
                                                                ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $122,273,157 and 3,906,115 shares of
    beneficial interest issued and outstanding).............    $        31.30
                                                                ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,616,614 and 51,704 shares of beneficial
    interest issued and outstanding)........................    $        31.27
                                                                ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

 12                                            See Notes to Financial Statements

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2006

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $237,370)....    $ 18,505,370
Interest....................................................       1,454,601
                                                                ------------
    Total Income............................................      19,959,971
                                                                ------------
EXPENSES:
Investment Advisory Fee.....................................       6,996,493
Distribution (12b-1) and Service Fees
  Class A...................................................       1,677,525
  Class B...................................................       1,415,474
  Class C...................................................         965,425
Transfer Agent Fees.........................................       1,723,113
Reports to Shareholders.....................................         161,773
Accounting and Administrative Expenses......................         137,208
Registration Fees...........................................         108,273
Custody.....................................................          71,778
Professional Fees...........................................          50,290
Trustees' Fees and Related Expenses.........................          47,729
Other.......................................................          43,434
                                                                ------------
    Total Expenses..........................................      13,398,515
    Less Credits Earned on Cash Balances....................          51,302
                                                                ------------
    Net Expenses............................................      13,347,213
                                                                ------------
NET INVESTMENT INCOME.......................................    $  6,612,758
                                                                ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................    $ 77,478,424
  Foreign Currency Transactions.............................          (2,867)
                                                                ------------
Net Realized Gain...........................................      77,475,557
                                                                ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     244,351,979
                                                                ------------
  End of the Period:
    Investments.............................................     446,312,157
    Foreign Currency Translation............................         (14,988)
                                                                ------------
                                                                 446,297,169
                                                                ------------
Net Unrealized Appreciation During the Period...............     201,945,190
                                                                ------------
NET REALIZED AND UNREALIZED GAIN............................    $279,420,747
                                                                ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $286,033,505
                                                                ============

See Notes to Financial Statements                                             13

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                            FOR THE              FOR THE
                                                          YEAR ENDED           YEAR ENDED
                                                       DECEMBER 31, 2006    DECEMBER 31, 2005
                                                       --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................   $    6,612,758        $   7,229,948
Net Realized Gain....................................       77,475,557           45,296,547
Net Unrealized Appreciation During the Period........      201,945,190           40,187,954
                                                        --------------        -------------
Change in Net Assets from Operations.................      286,033,505           92,714,449
                                                        --------------        -------------

Distributions from Net Investment Income:
  Class A Shares.....................................       (8,497,749)          (6,384,520)
  Class B Shares.....................................         (828,697)            (968,904)
  Class C Shares.....................................         (571,446)            (554,630)
  Class I Shares.....................................           (7,856)                (248)
                                                        --------------        -------------
                                                            (9,905,748)          (7,908,302)
                                                        --------------        -------------

Distributions from Net Realized Gain:
  Class A Shares.....................................      (54,847,839)         (30,823,855)
  Class B Shares.....................................      (10,898,492)          (8,634,654)
  Class C Shares.....................................       (7,813,114)          (5,043,296)
  Class I Shares.....................................          (71,852)              (1,257)
                                                        --------------        -------------
                                                           (73,631,297)         (44,503,062)
                                                        --------------        -------------
Total Distributions..................................      (83,537,045)         (52,411,364)
                                                        --------------        -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................      202,496,460           40,303,085
                                                        --------------        -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................      411,931,128          267,928,138
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................       75,585,479           46,851,194
Cost of Shares Repurchased...........................     (228,115,817)        (207,540,988)
                                                        --------------        -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...      259,400,790          107,238,344
                                                        --------------        -------------
TOTAL INCREASE IN NET ASSETS.........................      461,897,250          147,541,429
NET ASSETS:
Beginning of the Period..............................      697,297,509          549,756,080
                                                        --------------        -------------
End of the Period (Including accumulated
  undistributed net investment income of $(152,413)
  and $(127,801), respectively)......................   $1,159,194,759        $ 697,297,509
                                                        ==============        =============

 14                                            See Notes to Financial Statements

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED DECEMBER 31,
CLASS A SHARES                               ----------------------------------------------
                                              2006      2005      2004      2003      2002
                                             ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $24.71    $23.11    $18.06    $13.64    $14.21
                                             ------    ------    ------    ------    ------
  Net Investment Income (a)................    0.27      0.34      0.24      0.39      0.36
  Net Realized and Unrealized Gain/Loss....    8.82      3.33      6.23      4.54     (0.50)
                                             ------    ------    ------    ------    ------
Total from Investment Operations...........    9.09      3.67      6.47      4.93     (0.14)
                                             ------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income.................................    0.36      0.36      0.35      0.45      0.38
  Distributions from Net Realized Gain.....    2.19      1.71      1.07      0.06      0.05
                                             ------    ------    ------    ------    ------
Total Distributions........................    2.55      2.07      1.42      0.51      0.43
                                             ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD.........  $31.25    $24.71    $23.11    $18.06    $13.64
                                             ======    ======    ======    ======    ======

Total Return* (b)..........................  37.44%    16.60%    36.67%    36.56%    -1.09%
Net Assets at End of the Period (In
  millions)................................  $872.0    $493.9    $357.8    $276.5    $210.6
Ratio of Expenses to Average Net Assets*...   1.29%     1.32%     1.53%     1.55%     1.55%
Ratio of Net Investment Income to Average
  Net Assets*..............................   0.94%     1.45%     1.23%     2.49%     2.53%
Portfolio Turnover.........................     24%       25%       27%       22%       28%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets................................     N/A       N/A       N/A     1.65%     1.63%
   Ratio of Net Investment Income to
     Average Net Assets....................     N/A       N/A       N/A     2.39%     2.45%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements                                             15

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED DECEMBER 31,
CLASS B SHARES                               ----------------------------------------------
                                              2006      2005      2004      2003      2002
                                             ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $24.73    $23.13    $18.08    $13.65    $14.22
                                             ------    ------    ------    ------    ------
  Net Investment Income (a)................    0.04      0.15      0.10      0.28      0.24
  Net Realized and Unrealized Gain/Loss....    8.83      3.35      6.23      4.54     (0.50)
                                             ------    ------    ------    ------    ------
Total from Investment Operations...........    8.87      3.50      6.33      4.82     (0.26)
                                             ------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income.................................    0.17      0.19      0.21      0.33      0.26
  Distributions from Net Realized Gain.....    2.19      1.71      1.07      0.06      0.05
                                             ------    ------    ------    ------    ------
Total Distributions........................    2.36      1.90      1.28      0.39      0.31
                                             ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD.........  $31.24    $24.73    $23.13    $18.08    $13.65
                                             ======    ======    ======    ======    ======

Total Return*(b)...........................  36.43%    15.72%    35.63%    35.57%    -1.86%
Net Assets at End of the Period (In
  millions)................................  $163.3    $126.0    $123.1    $ 97.0    $ 76.9
Ratio of Expenses to Average Net Assets*...   2.04%     2.08%     2.28%     2.30%     2.30%
Ratio of Net Investment Income to Average
  Net Assets*..............................   0.14%     0.63%     0.48%     1.77%     1.68%
Portfolio Turnover.........................     24%       25%       27%       22%       28%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets................................     N/A       N/A       N/A     2.40%     2.38%
   Ratio of Net Investment Income to
     Average Net Assets....................     N/A       N/A       N/A     1.67%     1.60%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

 16                                            See Notes to Financial Statements

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED DECEMBER 31,
CLASS C SHARES                               ----------------------------------------------
                                              2006      2005      2004      2003      2002
                                             ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $24.77    $23.17    $18.10    $13.64    $14.21
                                             ------    ------    ------    ------    ------
  Net Investment Income (a)................    0.05      0.16      0.11      0.29      0.24
  Net Realized and Unrealized Gain/Loss....    8.84      3.34      6.24      4.56     (0.50)
                                             ------    ------    ------    ------    ------
Total from Investment Operations...........    8.89      3.50      6.35      4.85     (0.26)
                                             ------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income.................................    0.17      0.19      0.21      0.33      0.26
  Distributions from Net Realized Gain.....    2.19      1.71      1.07      0.06      0.05
                                             ------    ------    ------    ------    ------
Total Distributions........................    2.36      1.90      1.28      0.39      0.31
                                             ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD.........  $31.30    $24.77    $23.17    $18.10    $13.64
                                             ======    ======    ======    ======    ======

Total Return*(b)...........................  36.39%(d) 15.73%(d) 35.78%(d) 35.74%(c) -1.86%
Net Assets at End of the Period (In
  millions)................................  $122.3    $ 77.4    $ 68.8    $ 54.2    $ 44.2
Ratio of Expenses to Average Net Assets*...   2.04%(d)  2.06%(d)  2.23%(d)  2.23%(c)  2.30%
Ratio of Net Investment Income to Average
  Net Assets*..............................   0.18%(d)  0.67%(d)  0.54%(d)  1.90%(c)  1.64%
Portfolio Turnover.........................     24%       25%       27%       22%       28%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets................................     N/A       N/A       N/A     2.33%(c)  2.38%
   Ratio of Net Investment Income to
     Average Net Assets....................     N/A       N/A       N/A     1.80%(c)  1.56%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in a decrease to the Ratio of Expenses to Average Net Assets of .07%, an increase to the Ratio of Net Investment Income to Average Net Assets of .11% and an increase to Total Return of .05%.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (see footnote 6).

N/A=Not Applicable

See Notes to Financial Statements                                             17

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                              JULY 21, 2005
                                                                            (COMMENCEMENT OF
CLASS I SHARES                                            YEAR ENDED         OPERATIONS) TO
                                                       DECEMBER 31, 2006    DECEMBER 31, 2005
                                                       --------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD..............     $  24.72              $24.93
                                                           --------              ------
  Net Investment Income (a)...........................         0.55                0.25
  Net Realized and Unrealized Gain....................         8.61                0.82
                                                           --------              ------
Total from Investment Operations......................         9.16                1.07
                                                           --------              ------
Less:
  Distributions from Net Investment Income............         0.42                0.20
  Distributions from Net Realized Gain................         2.19                1.08
                                                           --------              ------
Total Distributions...................................         2.61                1.28
                                                           --------              ------
NET ASSET VALUE, END OF THE PERIOD....................     $  31.27              $24.72
                                                           ========              ======

Total Return (b)......................................       37.83%               4.26%*
Net Assets at End of the Period (In thousands)........     $1,616.6              $ 30.2
Ratio of Expenses to Average Net Assets...............        1.04%               1.09%
Ratio of Net Investment Income to Average Net
  Assets..............................................        1.85%               2.23%
Portfolio Turnover....................................          24%                 25%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 18                                            See Notes to Financial Statements

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Real Estate Securities Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a non-diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek long-term growth of capital. Current income is the secondary investment objective. The Fund's investment adviser seeks to achieve its objective by investing primarily in a portfolio of securities of companies operating in the real estate industry. The Fund commenced investment operations on June 9, 1994. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Real Estate Investment Trust ("REIT") distributions received by the Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year are not known until after the fiscal year end.

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

The Fund records the character of distributions received from the REITs during the year based on historical information available. The Fund's characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    At December 31, 2006, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $705,149,606
                                                              ============
Gross tax unrealized appreciation...........................  $447,975,667
Gross tax unrealized depreciation...........................    (3,018,668)
                                                              ------------
Net tax unrealized appreciation on investments..............  $444,956,999
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The Fund may distribute any return of capital it receives from the REITs in which it invests. The REITs pay distributions based on cash flow, without regard to depreciation and amortization. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be a return of capital.

    The tax character of distributions paid during the years ended December 31, 2006 and 2005 was as follows:

                                                                 2006            2005
Distributions paid from:
  Ordinary income...........................................  $14,517,414    $ 10,152,130
  Long-term capital gain....................................   69,019,631      42,259,234
                                                              -----------    ------------
                                                              $83,537,045    $ 52,411,364
                                                              ===========    ============

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

    Permanent differences, primarily due to distribution reclassifications of income to short-term capital gains, resulted in the following reclassifications among the Fund's components of net assets at December 31, 2006:

ACCUMULATED UNDISTRIBUTED  ACCUMULATED NET
  NET INVESTMENT INCOME     REALIZED GAIN   CAPITAL
       $3,268,378           $(3,268,378)     $-0-

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $ 2,136,235
Undistributed long-term capital gain........................   13,115,980

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2006, the Fund's custody fee was reduced by $51,302 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION The market value of foreign securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from the changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                     % PER ANNUM
First $500 million..........................................    .80%
Next $500 million...........................................    .75%
Over $1 billion.............................................    .70%

    The Adviser has agreed to waive all expenses in excess of 1.55% of Class A average net assets, 2.30% of Class B average net assets, 2.30% of Class C average net assets and 1.30% of Class I average net assets. This waiver is voluntary and can be discontinued at any time. For the year ended December 31, 2006, the Adviser did not waive any of its advisory fees.

    For the year ended December 31, 2006, the Fund recognized expenses of approximately $19,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP,

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended December 31, 2006, the Fund recognized expenses of approximately $56,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 2006, the Fund recognized expenses of approximately $1,479,800 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $91,963 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2006, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $423,600 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $218,300. Sales charges do not represent expenses of the Fund.

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2006 and 2005, transactions were as follows:

                                              FOR THE                        FOR THE
                                            YEAR ENDED                     YEAR ENDED
                                         DECEMBER 31, 2006              DECEMBER 31, 2005
                                    ---------------------------    ---------------------------
                                      SHARES          VALUE          SHARES          VALUE
Sales:
  Class A.........................  11,826,145    $ 336,760,237     9,204,885    $ 217,508,649
  Class B.........................   1,253,551       35,730,257     1,258,486       29,512,486
  Class C.........................   1,326,337       37,838,269       880,457       20,874,865
  Class I.........................      53,628        1,602,365         1,277           32,138
                                    ----------    -------------    ----------    -------------
Total Sales.......................  14,459,661    $ 411,931,128    11,345,105    $ 267,928,138
                                    ==========    =============    ==========    =============
Dividend Reinvestment:
  Class A.........................   1,922,094    $  57,752,444     1,402,547    $  33,261,385
  Class B.........................     358,848       10,761,717       372,535        8,762,131
  Class C.........................     233,323        7,038,016       204,254        4,826,174
  Class I.........................       1,085           33,302            60            1,504
                                    ----------    -------------    ----------    -------------
Total Dividend Reinvestment.......   2,515,350    $  75,585,479     1,979,396    $  46,851,194
                                    ==========    =============    ==========    =============
Repurchases:
  Class A.........................  (5,825,567)   $(164,586,396)   (6,104,617)   $(142,430,671)
  Class B.........................  (1,481,900)     (41,539,195)   (1,857,669)     (43,376,177)
  Class C.........................    (777,418)     (21,864,187)     (932,147)     (21,731,228)
  Class I.........................      (4,229)        (126,039)         (117)          (2,912)
                                    ----------    -------------    ----------    -------------
Total Repurchases.................  (8,089,114)   $(228,115,817)   (8,894,550)   $(207,540,988)
                                    ==========    =============    ==========    =============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the year ended December 31, 2006, the Fund received redemption fees of approximately $52,100, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $388,406,976 and $207,399,489, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $767,900 and $16,900 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. UNFUNDED COMMITMENT

Subject to the terms of a Subscription Agreement between the Fund and Cabot Industrial Value Fund II, L.P., the Fund has made a subscription commitment of $3,500,000. As of December 31, 2006, Cabot Industrial Value Fund II, L.P. has drawn down $855,500, which represents 24.44% of this commitment. The Fund has also entered into a Subscription Agreement with the Broadreach Capital Partners Realty, L.P. I. The terms of this agreement has a subscription commitment of $3,200,000. As of December 31, 2006, Broadreach Capital Partners Realty, L.P. I has drawn down $2,712,866, which represents 84.78% of this commitment. The Fund also has entered into a Subscription Agreement with Broadreach Capital Partners Realty II, L.P. The terms of this agreement has a subscription commitment of $5,000,000. The Broadreach Capital Partners Realty II, L.P. has drawn down $589,296, which represents 11.79% of this commitment as of December 31, 2006. Additionally, the Fund has entered into a Subscription Agreement with Keystone Industrial Fund, L.P. The terms of this agreement has a subscription commitment of $3,500,000. As of December 31, 2006, Keystone Industrial Fund, L.P. has drawn down $700,000, which represents 20.00% of this commitment.

8. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

approved a notice to shareholders regarding the dismissal, which is located at the back of this Report.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN REAL ESTATE SECURITIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Real Estate Securities Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Real Estate Securities Fund (the "Fund"), including the portfolio of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Real Estate Securities Fund at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Chicago, Illinois
February 9, 2007

VAN KAMPEN REAL ESTATE SECURITIES FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2006. The Fund designated and paid $69,019,631 as a long-term capital gain distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN REAL ESTATE SECURITIES FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)              Trustee           Trustee     Chairman and Chief             72       Trustee/Director/Managing
Blistex Inc.                                      since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                              Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                           health care products
                                                              manufacturer. Director of
                                                              the Heartland Alliance, a
                                                              nonprofit organization
                                                              serving human needs based
                                                              in Chicago. Director of
                                                              St. Vincent de Paul
                                                              Center, a Chicago based
                                                              day care facility serving
                                                              the children of low
                                                              income families. Board
                                                              member of the Illinois
                                                              Manufacturers'
                                                              Association.

Jerry D. Choate (68)            Trustee           Trustee     Prior to January 1999,         72       Trustee/Director/Managing
33971 Selva Road                                  since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                     Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                          Allstate Corporation                    Director of Amgen Inc., a
                                                              ("Allstate") and Allstate               biotechnological company,
                                                              Insurance Company. Prior                and Director of Valero
                                                              to January 1995,                        Energy Corporation, an
                                                              President and Chief                     independent refining
                                                              Executive Officer of                    company.
                                                              Allstate. Prior to August
                                                              1994, various management
                                                              positions at Allstate.


VAN KAMPEN REAL ESTATE SECURITIES FUND
TRUSTEES AND OFFICERS continued
                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)               Trustee           Trustee     President of CAC, L.L.C.,      72       Trustee/Director/Managing
CAC, L.L.C.                                       since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                                    offering capital                        in the Fund Complex.
Suite 980                                                     investment and management               Director of Quidel
San Diego, CA 92122-6223                                      advisory services. Prior                Corporation, Stericycle,
                                                              to February 2001, Vice                  Inc., Ventana Medical
                                                              Chairman and Director of                Systems, Inc., and GATX
                                                              Anixter International,                  Corporation, and Trustee
                                                              Inc., a global                          of The Scripps Research
                                                              distributor of wire,                    Institute. Prior to
                                                              cable and communications                January 2005, Trustee of
                                                              connectivity products.                  the University of Chicago
                                                              Prior to July 2000,                     Hospitals and Health
                                                              Managing Partner of                     Systems. Prior to April
                                                              Equity Group Corporate                  2004, Director of
                                                              Investment (EGI), a                     TheraSense, Inc. Prior to
                                                              company that makes                      January 2004, Director of
                                                              private investments in                  TeleTech Holdings Inc.
                                                              other companies.                        and Arris Group, Inc.
                                                                                                      Prior to May 2002,
                                                                                                      Director of Peregrine
                                                                                                      Systems Inc. Prior to
                                                                                                      February 2001, Director
                                                                                                      of IMC Global Inc. Prior
                                                                                                      to July 2000, Director of
                                                                                                      Allied Riser
                                                                                                      Communications Corp.,
                                                                                                      Matria Healthcare Inc.,
                                                                                                      Transmedia Networks,
                                                                                                      Inc., CNA Surety, Corp.
                                                                                                      and Grupo Azcarero Mexico
                                                                                                      (GAM).

VAN KAMPEN REAL ESTATE SECURITIES FUND
TRUSTEES AND OFFICERS continued
                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (58)         Trustee           Trustee     Managing Partner of            72       Trustee/Director/Managing
Heidrick & Struggles                              since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                        executive search firm.                  in the Fund Complex.
Suite 7000                                                    Trustee on the University
Chicago, IL 60606                                             of Chicago Hospitals
                                                              Board, Vice Chair of the
                                                              Board of the YMCA of
                                                              Metropolitan Chicago and
                                                              a member of the Women's
                                                              Board of the University
                                                              of Chicago. Prior to
                                                              1997, Partner of Ray &
                                                              Berndtson, Inc., an
                                                              executive recruiting
                                                              firm. Prior to 1996,
                                                              Trustee of The
                                                              International House
                                                              Board, a fellowship and
                                                              housing organization for
                                                              international graduate
                                                              students. Prior to 1995,
                                                              Executive Vice President
                                                              of ABN AMRO, N.A., a bank
                                                              holding company. Prior to
                                                              1990, Executive Vice
                                                              President of The Exchange
                                                              National Bank.

R. Craig Kennedy (54)           Trustee           Trustee     Director and President of      72       Trustee/Director/Managing
1744 R Street, NW                                 since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                          of the United States, an                in the Fund Complex.
                                                              independent U.S.
                                                              foundation created to
                                                              deepen understanding,
                                                              promote collaboration and
                                                              stimulate exchanges of
                                                              practical experience
                                                              between Americans and
                                                              Europeans. Formerly,
                                                              advisor to the Dennis
                                                              Trading Group Inc., a
                                                              managed futures and
                                                              option company that
                                                              invests money for
                                                              individuals and
                                                              institutions. Prior to
                                                              1992, President and Chief
                                                              Executive Officer,
                                                              Director and member of
                                                              the Investment Committee
                                                              of the Joyce Foundation,
                                                              a private foundation.

Howard J Kerr (71)              Trustee           Trustee     Prior to 1998, President       72       Trustee/Director/Managing
14 Huron Trace                                    since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                              Officer of Pocklington                  in the Fund Complex.
                                                              Corporation, Inc., an                   Director of the Lake
                                                              investment holding                      Forest Bank & Trust.
                                                              company. Director of the
                                                              Marrow Foundation.

VAN KAMPEN REAL ESTATE SECURITIES FUND
TRUSTEES AND OFFICERS continued
                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)             Trustee           Trustee     President of Nelson            72       Trustee/Director/Managing
423 Country Club Drive                            since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                         Services, Inc., a                       in the Fund Complex.
                                                              financial planning
                                                              company and registered
                                                              investment adviser in the
                                                              State of Florida.
                                                              President of Nelson Ivest
                                                              Brokerage Services Inc.,
                                                              a member of the NASD,
                                                              Securities Investors
                                                              Protection Corp. and the
                                                              Municipal Securities
                                                              Rulemaking Board.
                                                              President of Nelson Sales
                                                              and Services Corporation,
                                                              a marketing and services
                                                              company to support
                                                              affiliated companies.

Hugo F. Sonnenschein (66)       Trustee           Trustee     President Emeritus and         72       Trustee/Director/Managing
1126 E. 59th Street                               since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                             University of Chicago and               in the Fund Complex.
                                                              the Adam Smith                          Director of Winston
                                                              Distinguished Service                   Laboratories, Inc.
                                                              Professor in the
                                                              Department of Economics
                                                              at the University of
                                                              Chicago. Prior to July
                                                              2000, President of the
                                                              University of Chicago.
                                                              Trustee of the University
                                                              of Rochester and a member
                                                              of its investment
                                                              committee. Member of the
                                                              National Academy of
                                                              Sciences, the American
                                                              Philosophical Society and
                                                              a fellow of the American
                                                              Academy of Arts and
                                                              Sciences.

VAN KAMPEN REAL ESTATE SECURITIES FUND
TRUSTEES AND OFFICERS continued
                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (65)  Trustee           Trustee     Chief Communications           72       Trustee/Director/Managing
815 Cumberstone Road                              since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                             Academy of                              in the Fund Complex.
                                                              Sciences/National                       Director of Fluor Corp.,
                                                              Research Council, an                    an engineering,
                                                              independent, federally                  procurement and
                                                              chartered policy                        construction
                                                              institution, from 2001 to               organization, since
                                                              November 2003 and Chief                 January 2004 and Director
                                                              Operating Officer from                  of Neurogen Corporation,
                                                              1993 to 2001. Director of               a pharmaceutical company,
                                                              the Institute for Defense               since January 1998.
                                                              Analyses, a federally
                                                              funded research and
                                                              development center,
                                                              Director of the German
                                                              Marshall Fund of the
                                                              United States, Director
                                                              of the Rocky Mountain
                                                              Institute and Trustee of
                                                              Colorado College. Prior
                                                              to 1993, Executive
                                                              Director of the
                                                              Commission on Behavioral
                                                              and Social Sciences and
                                                              Education at the National
                                                              Academy of Sciences/
                                                              National Research
                                                              Council. From 1980
                                                              through 1989, Partner of
                                                              Coopers & Lybrand.

VAN KAMPEN REAL ESTATE SECURITIES FUND

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEE*

                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE                 FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Wayne W. Whalen* (67)           Trustee           Trustee     Partner in the law firm        72       Trustee/Director/Managing
333 West Wacker Drive                             since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                             Meagher & Flom LLP, legal               in the Fund Complex.
                                                              counsel to funds in the                 Director of the Abraham
                                                              Fund Complex.                           Lincoln Presidential
                                                                                                      Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN REAL ESTATE SECURITIES FUND

TRUSTEES AND OFFICERS continued

OFFICERS:

                                              TERM OF
                                             OFFICE AND
                              POSITION(S)    LENGTH OF
NAME, AGE AND                  HELD WITH        TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                FUND         SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)       President and   Officer     President of funds in the Fund Complex since September 2005,
1221 Avenue of the Americas  Principal       since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020           Executive                   since May 2003. Managing Director of Van Kampen Advisors
                             Officer                     Inc. since June 2003. Director of Investor Services since
                                                         September 2002. Director of the Adviser, Van Kampen
                                                         Investments and Van Kampen Exchange Corp. since January
                                                         2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                         & Co. Incorporated. Managing Director and Director of Morgan
                                                         Stanley Investment Management Inc. Chief Administrative
                                                         Officer, Managing Director and Director of Morgan Stanley
                                                         Investment Advisors Inc. and Morgan Stanley Services Company
                                                         Inc. Managing Director and Director of Morgan Stanley
                                                         Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                         Executive Officer and Director of Morgan Stanley Trust.
                                                         Executive Vice President and Principal Executive Officer of
                                                         the Institutional and Retail Morgan Stanley Funds. Director
                                                         of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                         Officer of Morgan Stanley Investment Management Inc. and
                                                         Executive Vice President of funds in the Fund Complex from
                                                         May 2003 to September 2005.

Dennis Shea (53)             Vice President  Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                  since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                       and Van Kampen Advisors Inc. Chief Investment Officer-Global
                                                         Equity of the same entities since February 2006. Vice
                                                         President of Morgan Stanley Institutional and Retail Funds
                                                         since February 2006. Vice President of funds in the Fund
                                                         Complex since March 2006. Previously, Managing Director and
                                                         Director of Global Equity Research at Morgan Stanley from
                                                         April 2000 to February 2006.

J. David Germany (52)        Vice President  Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square,                             since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                             and Van Kampen Advisors Inc. Chief Investment Officer -
London, GBR E14 4QA                                      Global Fixed Income of the same entities since December
                                                         2005. Managing Director and Director of Morgan Stanley
                                                         Investment Management Ltd. Director of Morgan Stanley
                                                         Investment Management (ACD) Limited since December 2003.
                                                         Vice President of Morgan Stanley Institutional and Retail
                                                         Funds since February 2006. Vice President of funds in the
                                                         Fund Complex since March 2006.

VAN KAMPEN REAL ESTATE SECURITIES FUND
TRUSTEES AND OFfiCERS continued
                                              TERM OF
                                             OFFICE AND
                              POSITION(S)    LENGTH OF
NAME, AGE AND                  HELD WITH        TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                FUND         SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)         Vice President  Officer     Managing Director and General Counsel - U.S. Investment
1221 Avenue of the Americas                  since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                       Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                         the Adviser. Vice President of the Morgan Stanley
                                                         Institutional and Retail Funds since July 2004 and Vice
                                                         President of funds in the Fund Complex since August 2004.
                                                         Previously, Managing Director and General Counsel of
                                                         Americas, UBS Global Asset Management from July 2000 to July
                                                         2004 and General Counsel of Aeltus Investment Management,
                                                         Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)       Vice President  Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas  and Secretary   since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                       Complex.

John L. Sullivan (51)        Chief           Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza             Compliance      since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181   Officer                     Director of Van Kampen Investments, the Adviser, Van Kampen
                                                         Advisors Inc. and certain other subsidiaries of Van Kampen
                                                         Investments, Vice President, Chief Financial Officer and
                                                         Treasurer of funds in the Fund Complex and head of Fund
                                                         Accounting for Morgan Stanley Investment Management Inc.
                                                         Prior to December 2002, Executive Director of Van Kampen
                                                         Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (38)        Chief           Officer     Managing Director of Morgan Stanley Investment Management
1221 Avenue of the Americas  Financial       since 2006  Inc. since December 2006; Chief Financial Officer and
New York, NY 10020           Officer and                 Treasurer of Morgan Stanley Institutional Funds since 2002
                             Treasurer                   and of funds in the Fund Complex from January 2005 to August
                                                         2005 and since September 2006. Previously, Executive
                                                         Director of Morgan Stanley Investment Management Inc. from
                                                         2002 to December 2006.

                          Notice to Fund Shareholders

    As previously disclosed, a derivative action was filed on behalf of the Fund against the Fund's investment adviser, broker-dealer, distributor, and Trustees. The complaint alleges that defendants violated federal securities laws and state laws in connection with certain economic incentive programs. The case is pending before the Honorable Richard Owen, United States District Judge in the Southern District of New York. Defendants have filed a motion to dismiss the complaint in its entirety on numerous grounds, and that motion is still pending.

    On April 18, 2006, Judge Owen dismissed a separate lawsuit against Morgan Stanley and all of the same corporate defendants that are named in the derivative action. The Morgan Stanley suit related to the same incentive programs that are at issue in the derivative action, and asserted many of the same legal claims. In his decision, Judge Owen found that the programs do not violate federal law, and that defendants had made the appropriate disclosures concerning the programs. The plaintiffs in the Morgan Stanley suit did not appeal from the decision, and that decision is now final.

    In light of this decision by Judge Owen--as well as several other decisions by other judges in the Southern District of New York and certain other courts that have dismissed similar complaints against other investment funds--plaintiff in the derivative action has determined that the suit would be unsuccessful, if pursued further. Accordingly, plaintiff has asked Judge Owen to dismiss the action. No attorneys' fees will be paid by defendants and no consideration will be paid to the named plaintiff.

    All investors in the Fund are hereby provided notice of this proposed dismissal. If you object to the proposed dismissal, your objection must be mailed no later than April 2, 2007, in writing, to the Honorable Richard Owen, United States District Judge, United States Courthouse, Room 640, 500 Pearl Street, New York, NY 10007-1312. Copies of the objection must also be mailed to Denise Davis Schwartzman, Esquire, Chimicles & Tikellis LLP, 361 West Lancaster Avenue, Haverford, PA 19041; and Richard A. Rosen, Esquire, Paul, Weiss, Rifkind, Wharton & Garrison LLP, 1285 Avenue of the Americas, New York, NY 10019-6064.

  Van Kampen Real Estate Securities

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Real Estate Securities

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Real Estate Securities

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                  89, 189, 289
                                                                  REALANR 2/07
    (VAN KAMPEN INVESTMENTS LOGO)                           RN07-00486P-Y12/06

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in November 2006. Both editions of Exhibit B are attached.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)   The Fund's Code of Ethics is attached hereto as Exhibit 12(1).
     (2)   Not applicable.
     (3)   Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2006

                                                   REGISTRANT     COVERED ENTITIES(1)
     AUDIT FEES.............................       $26,600        N/A

     NON-AUDIT FEES
          AUDIT-RELATED FEES................       $0             $756,000(2)
          TAX FEES..........................       $2,300(3)      $79,422(4)
          ALL OTHER FEES....................       $0             $203,498(5)
     TOTAL NON-AUDIT FEES...................       $2,300         $1,038,920

     TOTAL..................................       $28,900        $1,038,920


2005

                                                   REGISTRANT     COVERED ENTITIES(1)
     AUDIT FEES.............................       $25,700        N/A

     NON-AUDIT FEES
          AUDIT-RELATED FEES................       $0             $235,000(2)
          TAX FEES..........................       $2,000(3)      $52,799(4)
          ALL OTHER FEES....................       $0             $956,268(5)
     TOTAL NON-AUDIT FEES...................       $2,000         $1,244,067

     TOTAL..................................       $27,700        $1,244,067

     N/A- Not applicable, as not required by Item 4.

     (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

     (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

     (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

     (4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

     (5) All Other Fees represent attestation services provided in connection with performance presentation standards, and a regulatory compliance project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

             AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004 (1)


1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.



------------------------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).


6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.


7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:


     -    Van Kampen Investments Inc.
     -    Van Kampen Asset Management
     -    Van Kampen Advisors Inc.
     -    Van Kampen Funds Inc.
     -    Van Kampen Investor Services Inc.
     -    Morgan Stanley Investment Management Inc.
     -    Morgan Stanley Trust Company
     -    Morgan Stanley Investment Management Ltd.
     -    Morgan Stanley Investment Management Company
     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Real Estate Securities Fund

By: /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007

By:  /s/ James W. Garrett
     --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: February 8, 2007